Share-based Compensation - Awarded and Granted (Details) - shares		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Apr. 06, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Awards outstanding beginning balance (in shares)		0	0		0
Estimated fair value of the option on the grant date using Black-Scholes model (in shares)	180,000				180,000
Awards outstanding ending balance (in shares)				0	180,000
Awards exercisable (in shares)					0
MoonLake AG Restricted Founder Shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awards outstanding, beginning balance (in shares)		4,440,309	4,440,309		4,440,309
Awards granted (in shares)				9,990,694
Awards repurchases (in shares)				(1,942,837)
Awards vested (in shares)				(3,607,548)	(3,330,231)
Awards outstanding, ending balance (in shares)				4,440,309	1,110,078
ESPP
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awards outstanding, beginning balance (in shares)		1,060,561	1,060,561		1,060,561
Awards granted (in shares)		1,177,354	0	1,060,561	1,177,354
Awards vested (in shares)					(307,794)
Awards outstanding, ending balance (in shares)		2,237,915		1,060,561	2,237,915
Research and development services | Employee Stock Option Plan (ESOP)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Awards outstanding beginning balance (in shares)		224,033	224,033	0	224,033
Estimated fair value of the option on the grant date using Black-Scholes model (in shares)				224,033	242,736
Awards outstanding ending balance (in shares)				224,033	466,769
Awards exercisable (in shares)					55,941